Investment Objectives and Goals - GammaRoad Market Navigation ETF	Dec. 23, 2025
Prospectus [Line Items]
Risk/Return [Heading]	GAMMAROAD MARKET NAVIGATION ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GammaRoad Market Navigation ETF (the “Fund”) seeks capital appreciation.